Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	¥ 4,763,716	¥ 366,997
Equity instruments at fair value through other comprehensive income	5,505,439	5,170,856
Debt instruments at fair value through other comprehensive income	23,268,702	28,008,280
Total investment securities	33,537,857	33,546,133
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	4,585,015	274,414
Debt instruments at fair value through other comprehensive income	6,653,719	12,649,244
Domestic [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	4,420,130	109,550
Domestic [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	151,898	151,882
Domestic [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	12,987	12,982
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	5,476,428	11,180,546
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	683,035	822,575
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	493,734	645,602
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	522	521
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	178,701	92,583
Debt instruments at fair value through other comprehensive income	16,614,983	15,359,036
Foreign [member] | Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	83,011	66,896
Foreign [member] | Mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	14,933	13,876
Foreign [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	80,757	11,811
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	6,809,035	5,539,051
Foreign [member] | Debt instruments [member] | Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	5,314,924	4,531,619
Foreign [member] | Debt instruments [member] | Mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	3,392,908	4,238,051
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	1,098,116	1,050,315
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	3,840,059	3,362,996
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 1,665,380	¥ 1,807,860